Virtus SGA International Growth Fund,

a series of Virtus Asset Trust

Supplement dated June 30, 2022, to the Summary Prospectus and the Virtus Asset Trust

Statutory Prospectus, each dated April 28, 2022, as supplemented

Important Notice to Investors

As previously announced, effective June 30, 2022, Gordon M. Marchand is no longer a portfolio manager of the Virtus SGA International Growth Fund (the “Fund”), and Kishore Rao is added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

> Tucker Brown, Portfolio Manager and Principal of SGA. Mr. Brown has served as a Portfolio Manager of the fund since June 2019.

> Alexandra Lee, Portfolio Manager and Principal of SGA. Ms. Lee has served as a Portfolio Manager of the fund since June 2019.

> Kishore Rao, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Rao has served as a Portfolio Manager of the fund since June 2022.

The row for the Fund in the table under “SGA” on page 116 of the Fund’s statutory prospectus is hereby replaced with the following:

Virtus SGA International Growth Fund	Tucker Brown (since June 2019) Alexandra Lee (since June 2019) Kishore Rao (since June 2022)

In the narrative under the referenced table with respect to the SGA portfolio managers, the biography of Mr. Marchand is hereby removed and the following biography for Mr. Rao is hereby inserted:

Kishore Rao. Mr. Rao is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2004, he was a member of the investment team at Trident Capital, an Investment Analyst at Tiger Management and an Analyst at Wellington Management. Mr. Rao was a Founder and General Manager of the Street Events division of Corporate Communications Broadcast Network.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 SGA International Growth Fund PM Change (6/2022)

Virtus SGA International Growth Fund,

a series of Virtus Asset Trust

Supplement dated June 30, 2022 to the Statement of Additional Information (“SAI”)

dated April 28, 2022, as supplemented

Important Notice to Investors

As previously announced, effective June 30, 2022, Gordon M. Marchand is no longer a portfolio manager of the Virtus SGA International Growth Fund (the “Fund”), and Kishore Rao is hereby added as a portfolio manager of the Fund.

The disclosure in the table under “Portfolio Managers” on page 114 of the SAI is hereby amended by substituting Mr. Rao (since June 2022) for Mr. Marchand in the row for the Fund and deleting the associated footnote.

The disclosure in the “Other Accounts Managed (no Performance-Based Fees)” table beginning on page 115 of the SAI is hereby amended by removing the reference to Mr. Marchand and deleting the associated footnote. In addition, a row showing the information for Mr. Rao is hereby added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kishore Rao***	10	$9.57 billion	12	$1.90 billion	42	$1.31 billion

***As of May 31, 2022.

The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” on page 116 of the SAI is hereby amended by removing the reference to Mr. Marchand and deleting the associated footnote. In addition, a row showing the information for Mr. Rao is hereby added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kishore Rao**	0	N/A	0	N/A	1	$82.8 million

**As of May 31, 2022.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 117 of the SAI is hereby amended by removing the reference to Mr. Marchand. In addition, a row for Mr. Rao is hereby added to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
Kishore Rao**	SGA International Growth Fund	None	None

** As of May 31, 2022. Mr. Rao became Portfolio Manager of the International Growth Fund effective June 30, 2022.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B SGA International Growth Fund PM Change (6/2022)